Cover Page	Dec. 31, 2023	May 18, 2023
Cover [Abstract]
Amendment Flag		false
Entity Central Index Key		0000007332
Document Type		8-K
Document Period End Date		May 18, 2023
Entity Registrant Name		SOUTHWESTERN ENERGY CO
Entity Incorporation, State or Country Code		DE
Entity File Number		001-08246
Entity Tax Identification Number		71-0205415
Entity Address, Address Line One		10000 Energy Drive
Entity Address, City or Town		Spring
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77389
City Area Code		832
Local Phone Number		796-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, Par Value $0.01
Trading Symbol		SWN
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Current Fiscal Year End Date	--12-31